Share-based Payments - Additional Information (Detail) € / shares in Units, € in Millions										12 Months Ended
	Oct. 11, 2021 shares Warrant € / shares	Dec. 11, 2020 shares € / shares	Oct. 25, 2019 Warrant € / shares shares	Oct. 26, 2018 Warrant € / shares shares	Jun. 29, 2017 Warrant € / shares shares	Dec. 08, 2016 Warrant € / shares	Nov. 05, 2015 Warrant € / shares shares	May 05, 2014 Warrant € / shares shares	May 06, 2013 Warrant € / shares shares	Dec. 31, 2021 EUR (€) Warrant € / shares shares	Dec. 31, 2020 EUR (€) Warrant € / shares	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2019 Warrant € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised		561,525						100,000	253,150	0	0
Number of warrants authorized | shares	777,050		939,500	700,000	520,000		466,000	100,000	266,241	839,250
Number of warrants offered	281,500	555,300	602,025	426,050	334,400	45,000	353,550	94,400	253,150	760,800	404,525
Number of warrants outstanding	281,500	532,133	549,842	365,817	282,251	7,500	79,315	35,698	2,500	2,136,556	1,488,006				1,292,380
Warrants expiration date	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of warrants vested	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Exercise price of the different tranches ranges	€ 3.75								€ 2.64	€ 13.06	€ 17.00				€ 22.56
Warrants exercise period	7 years	7 years	5 years	5 years	5 years	5 years	10 years	10 years	10 years			Over four different exercise periods	Over three different exercise periods	Over four different exercise periods
Net expense recognized | €										€ 2.2	€ 2.8
Warrants Issued And Outstanding Percentage										8.64%
Percentage of total number of all issued and outstanding shares										7.88%
Warrants, Void terms	void after the 31st of December of the 7th year	void after the 31st of December of the 7th year.	void after the 31st of December of the 5th year	void after the 31st of December of the 5th year
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges		€ 3.72	€ 5.97	€ 9.36	€ 31.34	€ 17.60	€ 15.90	€ 33.49
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges		€ 6.81	€ 9.84	€ 22.04	€ 48.89	€ 36.81	€ 34.65	€ 45.05
Warrants plan issuance date 5 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants | Warrant						100,000